Fees Summary	Jan. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,417,171,061.00
Previously Paid Amount	0
Total Fee Amount	333,811.32
Total Offset Amount	0
Net Fee	$ 333,811.32